Subsequent Events	12 Months Ended
Dec. 31, 2021
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]
Note 36 Subsequent Events

a)
On January 19, 2022, the Company has issued and placed in the international market a bond for an amount of US$ 600,000,000, equivalent to ThCh$ 488,076,000, with an interest rate of 3.350% per annum, payable semiannually for a 10-year, and capital payment in one installment at maturity date on January 19, 2032, subject to Rule 144 and Regulation S of the Securities Act of the United States of America of 1933.

b)	The Consolidated Financial Statements of CCU S.A., have been approved by the Board of Directors on February 23, 2022.

c)	The re are no others subsequent events between the closing date and the filing date of these Financial Statements (December 31, 2021) that could significantly affect their interpretation.